New accounting standard	12 Months Ended
Dec. 31, 2020
New accounting standards [Abstract]
New accounting standards [Text block]

3.   New accounting standard

Amendments to IAS 1 Presentation of Financial Statements

The IASB has made amendments to IAS 1 Presentation of Financial Statements which use a consistent definition of materiality throughout IFRS and the Conceptual Framework for Financial Reporting, clarify when information is material and incorporate some of the guidance in IAS 1 about immaterial information.  In particular, the amendments clarify that information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity. Materiality depends on the nature or magnitude of information, or both. An entity assesses whether information, either individually or in combination with other information, is material in the context of its financial statements taken as a whole. The Company adopted IAS 1 on January 1, 2020, which did not have a significant impact on the consolidated financial statements disclosures.